Fair Value Disclosures (Assets Measured At Fair Value On Non-Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012	Jun. 29, 2011
Fair Value Disclosures [Line Items]
At June 27, 2012	$ 1,586	$ 255
Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	4,109
Fair Value Measurements Using Level 1 [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	0	0
Fair Value Measurements Using Level 1 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	0
Fair Value Measurements Using Level 2 [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	0	0
Fair Value Measurements Using Level 2 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	4,109
Fair Value Measurements Using Level 3 [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	1,586	255
Fair Value Measurements Using Level 3 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
At June 27, 2012	$ 0